Fair Value - Summary Of Recognized Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Loans held for investment, at fair value	$ 907,998	$ 1,031,328
Total loans held for sale, at fair value	173,984	158,156
Derivative assets	1,678	24,453
Retained bonds	46,439	55,614
Liabilities
TRA obligation	3,800	34,600
Fair Value, Recurring
Assets
Investments		6,000
Retained bonds	46,439	55,614
Total assets	19,803,289	18,477,741
Liabilities
HMBS related obligations	10,996,755	10,422,358
Nonrecourse debt in consolidated VIE trusts	7,175,857	5,857,069
Nonrecourse commercial loan financing liability	106,758	111,738
Nonrecourse MSR financing liability	60,562	142,435
Deferred purchase price liabilities	137	137
TRA obligation	3,781	29,380
Total liabilities	18,345,352	16,593,663
Fair Value, Recurring | Loans held for investment, subject to HMBS related obligations
Assets
Loans held for investment, at fair value	11,114,100	10,556,054
Fair Value, Recurring | Reverse mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	7,065,477	5,823,301
Fair Value, Recurring | fix and flip mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	389,161	394,893
Fair Value, Recurring | Reverse mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	771,724	940,604
Fair Value, Recurring | fix and flip mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	127,469	62,933
Fair Value, Recurring | Agricultural loans
Assets
Loans held for investment, at fair value	8,805	27,791
Fair Value, Recurring | Residential mortgage loans
Assets
Total loans held for sale, at fair value	12,123	8,730
Fair Value, Recurring | SRL
Assets
Total loans held for sale, at fair value	69,187	98,852
Fair Value, Recurring | Portfolio
Assets
Total loans held for sale, at fair value	43,272	50,574
Fair Value, Recurring | Fix and flip
Assets
Total loans held for sale, at fair value	49,402
Fair Value, Recurring | MSR
Assets
MSR	95,096	427,942
Fair Value, Recurring | LPCs, forward MBS, and TBAs
Assets
Derivative assets	907	1,619
Fair Value, Recurring | Interest rate swaps and futures contracts
Assets
Derivative assets	771	22,834
Fair Value, Recurring | Forward MBS and TBAs
Liabilities
Derivative liabilities		56
Fair Value, Recurring | Interest rate swaps and futures contracts
Liabilities
Derivative liabilities	385	24,993
Fair Value, Recurring | Warrant liability
Liabilities
Derivative liabilities	1,117	5,497
Fair Value, Recurring | Reverse mortgage loans
Assets
Purchase commitments	9,356
Fair Value, Recurring | Level 1
Assets
Investments		0
Retained bonds	0	0
Total assets	771	22,834
Liabilities
HMBS related obligations	0	0
Nonrecourse debt in consolidated VIE trusts	0	0
Nonrecourse commercial loan financing liability	0	0
Nonrecourse MSR financing liability	0	0
Deferred purchase price liabilities	0	0
TRA obligation	0	0
Total liabilities	1,502	30,490
Fair Value, Recurring | Level 1 | Loans held for investment, subject to HMBS related obligations
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 1 | Reverse mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 1 | fix and flip mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 1 | Reverse mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 1 | fix and flip mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 1 | Agricultural loans
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 1 | Residential mortgage loans
Assets
Total loans held for sale, at fair value	0	0
Fair Value, Recurring | Level 1 | SRL
Assets
Total loans held for sale, at fair value	0	0
Fair Value, Recurring | Level 1 | Portfolio
Assets
Total loans held for sale, at fair value	0	0
Fair Value, Recurring | Level 1 | Fix and flip
Assets
Total loans held for sale, at fair value	0
Fair Value, Recurring | Level 1 | MSR
Assets
MSR	0	0
Fair Value, Recurring | Level 1 | LPCs, forward MBS, and TBAs
Assets
Derivative assets	0	0
Fair Value, Recurring | Level 1 | Interest rate swaps and futures contracts
Assets
Derivative assets	771	22,834
Fair Value, Recurring | Level 1 | Forward MBS and TBAs
Liabilities
Derivative liabilities		0
Fair Value, Recurring | Level 1 | Interest rate swaps and futures contracts
Liabilities
Derivative liabilities	385	24,993
Fair Value, Recurring | Level 1 | Warrant liability
Liabilities
Derivative liabilities	1,117	5,497
Fair Value, Recurring | Level 1 | Reverse mortgage loans
Assets
Purchase commitments	0
Fair Value, Recurring | Level 2
Assets
Investments		0
Retained bonds	0	0
Total assets	13,030	10,349
Liabilities
HMBS related obligations	0	0
Nonrecourse debt in consolidated VIE trusts	0	0
Nonrecourse commercial loan financing liability	0	0
Nonrecourse MSR financing liability	0	0
Deferred purchase price liabilities	0	0
TRA obligation	0	0
Total liabilities	0	56
Fair Value, Recurring | Level 2 | Loans held for investment, subject to HMBS related obligations
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 2 | Reverse mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 2 | fix and flip mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 2 | Reverse mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 2 | fix and flip mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 2 | Agricultural loans
Assets
Loans held for investment, at fair value	0	0
Fair Value, Recurring | Level 2 | Residential mortgage loans
Assets
Total loans held for sale, at fair value	12,123	8,730
Fair Value, Recurring | Level 2 | SRL
Assets
Total loans held for sale, at fair value	0	0
Fair Value, Recurring | Level 2 | Portfolio
Assets
Total loans held for sale, at fair value	0	0
Fair Value, Recurring | Level 2 | Fix and flip
Assets
Total loans held for sale, at fair value	0
Fair Value, Recurring | Level 2 | MSR
Assets
MSR	0	0
Fair Value, Recurring | Level 2 | LPCs, forward MBS, and TBAs
Assets
Derivative assets	907	1,619
Fair Value, Recurring | Level 2 | Interest rate swaps and futures contracts
Assets
Derivative assets	0	0
Fair Value, Recurring | Level 2 | Forward MBS and TBAs
Liabilities
Derivative liabilities		56
Fair Value, Recurring | Level 2 | Interest rate swaps and futures contracts
Liabilities
Derivative liabilities	0	0
Fair Value, Recurring | Level 2 | Warrant liability
Liabilities
Derivative liabilities	0	0
Fair Value, Recurring | Level 2 | Reverse mortgage loans
Assets
Purchase commitments	0
Fair Value, Recurring | Level 3
Assets
Investments		6,000
Retained bonds	46,439	55,614
Total assets	19,789,488	18,444,558
Liabilities
HMBS related obligations	10,996,755	10,422,358
Nonrecourse debt in consolidated VIE trusts	7,175,857	5,857,069
Nonrecourse commercial loan financing liability	106,758	111,738
Nonrecourse MSR financing liability	60,562	142,435
Deferred purchase price liabilities	137	137
TRA obligation	3,781	29,380
Total liabilities	18,343,850	16,563,117
Fair Value, Recurring | Level 3 | Loans held for investment, subject to HMBS related obligations
Assets
Loans held for investment, at fair value	11,114,100	10,556,054
Fair Value, Recurring | Level 3 | Reverse mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	7,065,477	5,823,301
Fair Value, Recurring | Level 3 | fix and flip mortgage loans, subject to recourse
Assets
Loans held for investment, at fair value	389,161	394,893
Fair Value, Recurring | Level 3 | Reverse mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	771,724	940,604
Fair Value, Recurring | Level 3 | fix and flip mortgage loans, not subject to recourse
Assets
Loans held for investment, at fair value	127,469	62,933
Fair Value, Recurring | Level 3 | Agricultural loans
Assets
Loans held for investment, at fair value	8,805	27,791
Fair Value, Recurring | Level 3 | Residential mortgage loans
Assets
Total loans held for sale, at fair value	0	0
Fair Value, Recurring | Level 3 | SRL
Assets
Total loans held for sale, at fair value	69,187	98,852
Fair Value, Recurring | Level 3 | Portfolio
Assets
Total loans held for sale, at fair value	43,272	50,574
Fair Value, Recurring | Level 3 | Fix and flip
Assets
Total loans held for sale, at fair value	49,402
Fair Value, Recurring | Level 3 | MSR
Assets
MSR	95,096	427,942
Fair Value, Recurring | Level 3 | LPCs, forward MBS, and TBAs
Assets
Derivative assets	0	0
Fair Value, Recurring | Level 3 | Interest rate swaps and futures contracts
Assets
Derivative assets	0	0
Fair Value, Recurring | Level 3 | Forward MBS and TBAs
Liabilities
Derivative liabilities		0
Fair Value, Recurring | Level 3 | Interest rate swaps and futures contracts
Liabilities
Derivative liabilities	0	0
Fair Value, Recurring | Level 3 | Warrant liability
Liabilities
Derivative liabilities	0	$ 0
Fair Value, Recurring | Level 3 | Reverse mortgage loans
Assets
Purchase commitments	$ 9,356